Fair Value Measurements - Summary of Quantitative Information Regarding Fair Value Measurements (Detail) - $ / shares	Jun. 30, 2021	Mar. 02, 2021	Jan. 18, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Price		$ 10.00	$ 10.00
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free interest rate	0.91%	0.79%
Level 3 [Member] | Measurement Input, Exercise Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 11.50	$ 11.50
Level 3 [Member] | Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock Price	$ 9.87	$ 9.83
Level 3 [Member] | Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term (in years)	5 years 3 months	5 years 6 months 29 days
Level 3 [Member] | Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Volatility	17.80%	15.10%
Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield